Share Capital - Reconciliation of Number of Shares Issued (Details) shares in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) shares
Shares
Balance, beginning of year (in shares) | shares	72,206
Balance, end of year (in shares) | shares	72,206
Amount
Balance, beginning and end of year | $	$ 152,084
Balance, end of year | $	$ 152,084